Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Advisor Strategic Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class Z
Trading Symbol	FIWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 13,585,628,993
Holdings Count | shares	1,050
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 0.6 AA 1.2 A 2.9 BBB 9.3 BB 15.0 B 19.0 CCC,CC,C 5.1 D 0.0 Not Rated 9.1 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.9 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.0 Germany 3.8 United Kingdom 2.1 Mexico 1.6 Canada 1.3 Brazil 1.2 France 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.2 US Treasury Bonds 6.1 Freddie Mac Multifamily Structured Pass Through Certificates 2.7 German Federal Republic 2.6 Freddie Mac Gold Pool 1.0 TransDigm Inc 1.0 Fannie Mae Guaranteed REMICS 0.8 Republic of Turkiye/The 0.7 Bank of America Corp 0.7 Fannie Mae Mortgage pass-thru certificates 0.6 33.4
Fidelity Advisor Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class C
Trading Symbol	FSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Net Assets	$ 13,585,628,993
Holdings Count | shares	1,050
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 0.6 AA 1.2 A 2.9 BBB 9.3 BB 15.0 B 19.0 CCC,CC,C 5.1 D 0.0 Not Rated 9.1 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.9 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.0 Germany 3.8 United Kingdom 2.1 Mexico 1.6 Canada 1.3 Brazil 1.2 France 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.2 US Treasury Bonds 6.1 Freddie Mac Multifamily Structured Pass Through Certificates 2.7 German Federal Republic 2.6 Freddie Mac Gold Pool 1.0 TransDigm Inc 1.0 Fannie Mae Guaranteed REMICS 0.8 Republic of Turkiye/The 0.7 Bank of America Corp 0.7 Fannie Mae Mortgage pass-thru certificates 0.6 33.4
Fidelity Advisor Strategic Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class I
Trading Symbol	FSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 13,585,628,993
Holdings Count | shares	1,050
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 0.6 AA 1.2 A 2.9 BBB 9.3 BB 15.0 B 19.0 CCC,CC,C 5.1 D 0.0 Not Rated 9.1 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.9 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.0 Germany 3.8 United Kingdom 2.1 Mexico 1.6 Canada 1.3 Brazil 1.2 France 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.2 US Treasury Bonds 6.1 Freddie Mac Multifamily Structured Pass Through Certificates 2.7 German Federal Republic 2.6 Freddie Mac Gold Pool 1.0 TransDigm Inc 1.0 Fannie Mae Guaranteed REMICS 0.8 Republic of Turkiye/The 0.7 Bank of America Corp 0.7 Fannie Mae Mortgage pass-thru certificates 0.6 33.4
Fidelity Advisor Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class A
Trading Symbol	FSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 13,585,628,993
Holdings Count | shares	1,050
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 0.6 AA 1.2 A 2.9 BBB 9.3 BB 15.0 B 19.0 CCC,CC,C 5.1 D 0.0 Not Rated 9.1 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.9 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.0 Germany 3.8 United Kingdom 2.1 Mexico 1.6 Canada 1.3 Brazil 1.2 France 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.2 US Treasury Bonds 6.1 Freddie Mac Multifamily Structured Pass Through Certificates 2.7 German Federal Republic 2.6 Freddie Mac Gold Pool 1.0 TransDigm Inc 1.0 Fannie Mae Guaranteed REMICS 0.8 Republic of Turkiye/The 0.7 Bank of America Corp 0.7 Fannie Mae Mortgage pass-thru certificates 0.6 33.4
Fidelity Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity® Strategic Income Fund
Trading Symbol	FADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Income Fund	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 13,585,628,993
Holdings Count | shares	1,050
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 0.6 AA 1.2 A 2.9 BBB 9.3 BB 15.0 B 19.0 CCC,CC,C 5.1 D 0.0 Not Rated 9.1 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.9 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.0 Germany 3.8 United Kingdom 2.1 Mexico 1.6 Canada 1.3 Brazil 1.2 France 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.2 US Treasury Bonds 6.1 Freddie Mac Multifamily Structured Pass Through Certificates 2.7 German Federal Republic 2.6 Freddie Mac Gold Pool 1.0 TransDigm Inc 1.0 Fannie Mae Guaranteed REMICS 0.8 Republic of Turkiye/The 0.7 Bank of America Corp 0.7 Fannie Mae Mortgage pass-thru certificates 0.6 33.4
Fidelity Advisor Strategic Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Strategic Income Fund
Class Name	Fidelity Advisor® Strategic Income Fund Class M
Trading Symbol	FSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Strategic Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 13,585,628,993
Holdings Count | shares	1,050
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$13,585,628,993
Number of Holdings	1,050
Portfolio Turnover	87%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.6 AAA 0.6 AA 1.2 A 2.9 BBB 9.3 BB 15.0 B 19.0 CCC,CC,C 5.1 D 0.0 Not Rated 9.1 Equities 7.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. High-Yield Debt 40.9 U.S. Government & Investment Grade-Debt 30.2 Emerging-Markets Debt 15.5 Foreign Developed-Markets Debt 7.9 Floating-Rate debt 5.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 74.0 Germany 3.8 United Kingdom 2.1 Mexico 1.6 Canada 1.3 Brazil 1.2 France 1.1 Saudi Arabia 0.9 Turkey 0.8 Others 13.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.2 US Treasury Bonds 6.1 Freddie Mac Multifamily Structured Pass Through Certificates 2.7 German Federal Republic 2.6 Freddie Mac Gold Pool 1.0 TransDigm Inc 1.0 Fannie Mae Guaranteed REMICS 0.8 Republic of Turkiye/The 0.7 Bank of America Corp 0.7 Fannie Mae Mortgage pass-thru certificates 0.6 33.4